UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Peninsula Capital Advisors, LLC

Address:  404 B East Main Street
          Charlottesville, VA 22902


13F File Number: 028-10560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   R. Ted Weschler
Title:  Managing Member
Phone:  (434) 297-0811


Signature, Place and Date of Signing:

/s/ R. Ted Weschler            Charlottesville, VA           August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           2

Form 13F Information Table Entry Total:      9

Form 13F Information Table Value Total:      $1,956,329
                                             (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number     Name

1.       028-06345                Peninsula Investment Partners, LP
2.       028-10690                Peninsula Capital Appreciation, LLC

                                                     FORM 13F INFORMATION TABLE
                                                  Peninsula Capital Advisors, LLC
                                                           June 30, 2011
COLUMN 1                          COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6    COL 7        COLUMN 8

                                  TITLE                     VALUE    SHRS OR    SH/ PUT/  INVESTMENT  OTHR      VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS       CUSIP     (X$1000)  PRN AMT    PRN CALL  DISCRETION  MGRS   SOLE     SHARED  NONE
CINCINNATI BELL INC NEW           COM            171871106   65,736  19,800,000 SH        SHARED      1,2   19,800,000
COGENT COMMUNICATIONS GROUP INC   COM NEW        19239V302   68,040   4,000,000 SH        SHARED      1,2    4,000,000
DAVITA INC                        COM            23918K108  372,423   4,300,000 SH        SHARED      1,2    4,300,000
DIRECTV                           COM CL A       25490A101  508,200  10,000,000 SH        SHARED      1,2   10,000,000
FIBERTOWER CORP                   COM NEW        31567R209    8,196   6,830,000 SH        SHARED      1,2    6,830,000
LIBERTY MEDIA CORP NEW            CAP COM SER A  53071M302  231,525   2,700,000 SH        SHARED      1,2    2,700,000
VALASSIS COMMUNICATIONS INC       COM            918866104  151,500   5,000,000 SH        SHARED      1,2    5,000,000
WSFS FINANCIAL COPR               COM            929328102   59,475   1,500,000 SH        SHARED      1,2    1,500,000
GRACE WR & CO DEL NEW             COM            38388F108  491,234  10,765,600 SH        SHARED      1,2   10,765,600








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